Acquisition of TCBM Holdings, LLC (Tables)	6 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Schedule of Fair Value of Net Assets Acquired

Details regarding the book values and fair values of the net assets acquired are as follows:

	Book Value	Fair Value	Difference
	(Unaudited)	(Unaudited)	(Unaudited)
Cash	$543,411	$543,411	$-
Inventory	70,580	70,580	-
Property and Equipment	36,363	36,363	-
Total	$650,354	$650,354	$-